EQUITY (Tables)	12 Months Ended
Jun. 30, 2024
Equity [abstract]
Stated share capital

Amounts in R million	2024	2023	2022

Authorised share capital
1,500,000,000 (2023 and 2022: 1,500,000,000) ordinary shares of no par value
5,000,000 (2023 and 2022: 5,000,000) cumulative preference shares of 10 cents each	0.5	0.5	0.5

Issued share capital
864,588,711 (2023 and 2022: 864,588,711) ordinary shares of no par value	6,208.4	6,208.4	6,208.4
3,090,081 (2023: 3,896,663; 2022: 6,612,266) treasury shares held within the Group (a)	(16.7)	(21.0)	(35.6)
5,000,000 (2023 and 2022: 5,000,000) cumulative preference shares of 10 cents each	0.5	0.5	0.5
	6,192.2	6,187.9	6,173.3

Dividends

Amounts in R million	2024	2023	2022

Dividends paid during the year net of treasury shares:
Final dividend declared relating to prior year: 65 SA cents per share (2023: 40 SA cents per share; 2022: 40 SA cents per share)	559.4	343.2	342.0
Interim dividend: 20 SA cents per share (2023: 20 SA cents per share; 2022: 20 SA cents per share)	172.3	172.1	171.6
Total	731.7	515.3	513.6